UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22700

Exchange Traded Concepts Trust II

(Exact name of registrant as specified in charter)

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

(Address of principal executive offices, zip code)

With copy to:

J. Garrett Stevens Exchange Traded Concepts Trust II 2545 South Kelly Avenue, Suite C Edmond, Oklahoma 7301	W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006	Ioannis Tzouganatos Citi Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: July 1, 2012 to June 30, 2013

PROXY VOTING RECORD FOR
PERIOD JULY 1, 2012 TO JUNE 30, 2013

The Registrant did not vote any proxies during the period July 1, 2012 to June 30, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust II

(Registrant)

By :

/s/J. Garrett Stevens
J. Garrett Stevens
President

Date: August 22, 2013